Stockholders' Equity - Accumulated Other Comprehensive Income (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	$ 11,146,370	$ 12,349,392	$ 12,349,392	$ 5,616,927	$ 5,416,240
Ending balance	11,215,441	11,679,579	11,146,370	12,349,392	5,616,927
AOCI - Stockholders
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	13,999	47,316	47,316	(32,109)	(18,422)
Other comprehensive income (loss) before reclassifications	8,717	2,498	(30,184)	39,742	(13,085)
Cumulative effect of adoption of new accounting pronouncements (Note 2)			(202)
Amounts reclassified from AOCI	(578)	(575)	(5,527)	39,683	(602)
Deconsolidation of N-Star CDO			2,596
Ending balance	22,138	49,037	13,999	47,316	(32,109)
Company's Share in AOCI of Equity Method Investments
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	3,629	5,616	5,616	85	0
Other comprehensive income (loss) before reclassifications	4,683	1,009	(1,785)	5,450	131
Cumulative effect of adoption of new accounting pronouncements (Note 2)			(202)
Amounts reclassified from AOCI	0	0	0	81	(46)
Deconsolidation of N-Star CDO			0
Ending balance	8,312	6,423	3,629	5,616	85
Unrealized Gain (Loss) on Securities
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	(3,175)	14,418	14,418	(112)	0
Other comprehensive income (loss) before reclassifications	1,312	(15,736)	(16,238)	(22,014)	(112)
Cumulative effect of adoption of new accounting pronouncements (Note 2)			0
Amounts reclassified from AOCI	626	(3,800)	(3,951)	36,544	0
Deconsolidation of N-Star CDO			2,596
Ending balance	(1,237)	(5,118)	(3,175)	14,418	(112)
Unrealized Gain (Loss) on Cash Flow Hedges
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	(91)	0	0	(41)	(245)
Other comprehensive income (loss) before reclassifications	(129)	0	(91)	41	7
Cumulative effect of adoption of new accounting pronouncements (Note 2)			0
Amounts reclassified from AOCI	0	0	0	0	197
Deconsolidation of N-Star CDO			0
Ending balance	(220)	0	(91)	0	(41)
Foreign Currency Translation Gain (Loss)
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	6,618	45,931	45,931	(76,426)	(42,125)
Other comprehensive income (loss) before reclassifications	(11,103)	35,759	(46,183)	124,846	(34,234)
Cumulative effect of adoption of new accounting pronouncements (Note 2)			0
Amounts reclassified from AOCI	(955)	4,163	6,870	(2,489)	(67)
Deconsolidation of N-Star CDO			0
Ending balance	(5,440)	85,853	6,618	45,931	(76,426)
Unrealized Gain (Loss) on Net Investment Hedges
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	7,018	(18,649)	(18,649)	44,385	23,948
Other comprehensive income (loss) before reclassifications	13,954	(18,534)	34,113	(68,581)	21,123
Cumulative effect of adoption of new accounting pronouncements (Note 2)			0
Amounts reclassified from AOCI	(249)	(938)	(8,446)	5,547	(686)
Deconsolidation of N-Star CDO			0
Ending balance	20,723	(38,121)	7,018	(18,649)	44,385
AOCI Attributable to Noncontrolling Interest in Investment Entities
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	8,654	42,075	42,075	(45,942)	(99)
Other comprehensive income (loss) before reclassifications	(18,073)	24,425	(31,315)	88,162	(44,337)
Amounts reclassified from AOCI	444	5,682	(2,106)	(145)	(1,506)
Ending balance	(8,975)	72,182	8,654	42,075	(45,942)
Unrealized Gain (Loss) on Securities
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	0	0	0	(527)	0
Other comprehensive income (loss) before reclassifications	0	0	0	981	(527)
Amounts reclassified from AOCI	0	0	0	(454)	0
Ending balance	0	0	0	0	(527)
Unrealized Gain (Loss) on Cash Flow Hedges
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	(390)	0	0	0	(149)
Other comprehensive income (loss) before reclassifications	(525)	0	(390)	0	0
Amounts reclassified from AOCI	0	0	0	0	149
Ending balance	(915)	0	(390)	0	0
Foreign Currency Translation Gain (Loss)
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	(600)	38,948	38,948	(57,213)	51
Other comprehensive income (loss) before reclassifications	(15,379)	29,242	(39,621)	97,840	(56,479)
Amounts reclassified from AOCI	0	4,415	73	(1,679)	(785)
Ending balance	(15,979)	72,605	(600)	38,948	(57,213)
Unrealized Gain (Loss) on Net Investment Hedges
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	9,644	3,127	3,127	11,798	(1)
Other comprehensive income (loss) before reclassifications	(2,169)	(4,817)	8,696	(10,659)	12,669
Amounts reclassified from AOCI	444	1,267	(2,179)	1,988	(870)
Ending balance	$ 7,919	$ (423)	$ 9,644	$ 3,127	$ 11,798